Summary of Significant Accounting Policies - Schedule of Common Shares from Warrants (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Common Shares from Warrants [Line Items]
Common stock warrants	1,696,157	379,041	365,778
Stock Options [Member]
Schedule of Common Shares from Warrants [Line Items]
Common stock warrants	34,417	46,591	33,328
Warrants [Member]
Schedule of Common Shares from Warrants [Line Items]
Common stock warrants	1,455,288	332,450	332,450
Convertible preferred shares [Member]
Schedule of Common Shares from Warrants [Line Items]
Common stock warrants	206,452